INVESTMENT AND OTHER INCOME (LOSS)	12 Months Ended
Dec. 31, 2025
Disclosure of investment and other loss income [abstract]
INVESTMENT AND OTHER INCOME (LOSS) [Text Block]

10. INVESTMENT AND OTHER INCOME (LOSS)

The Company's investment and other income (loss) are comprised of the following:

	Year Ended December 31,
	2025	2024
(Loss) gain from investment in silver futures contracts	($9,624)	$98
Gain from investment in marketable securities (Note 14(a))	19,117	21
Interest income and other	14,695	5,242
	$24,188	$5,361